Segment Information - Revenue By Service/Product Solution (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Services									$ 1,637,622	$ 1,637,056	$ 1,626,521
Products									1,413,431	1,220,435	1,365,172
Revenue summary by segment	$ 861,272	$ 768,031	$ 733,457	$ 688,293	$ 811,443	$ 705,424	$ 707,113	$ 633,511	3,051,053	2,857,491	2,991,693
Financial self-service
Segment Reporting Information [Line Items]
Services									1,220,514	1,188,937	1,199,325
Products									977,340	977,632	1,069,872
Revenue summary by segment									2,197,854	2,166,569	2,269,197
Security
Segment Reporting Information [Line Items]
Services									417,112	448,123	427,007
Products									210,931	170,766	196,630
Revenue summary by segment									628,043	618,889	623,637
Total financial self-service & security
Segment Reporting Information [Line Items]
Revenue summary by segment									2,825,897	2,785,458	2,892,834
Brazil
Segment Reporting Information [Line Items]
Revenue summary by segment									$ 225,156	$ 72,033	$ 98,859